UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        November 14, 2008
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $923,265 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                            Mkt Val   SH/Prn  SH/ PUT/ Invest  Other      Voting Authority
Name Of Issuer                   Title of Class    CUSIP   x$1,000    Amt    Prn CALL  Disc  Managers     Sole   Shared None

AT&T INC                        COMMON           00206R102  60,327 2,160,700 SH       SOLE             2,160,700
AUTODESK INC                    COMMON           052769106   4,630   138,002 SH       SOLE               138,002
BAKER HUGHES INC                COMMON           057224107  15,438   255,000 SH       SOLE               255,000
BARRICK GOLD CORP               COMMON           067901108   3,858   105,000 SH       SOLE               105,000
BOEING CO                       COMMON           097023105  48,185   840,200 SH       SOLE               840,200
CF INDS HLDGS INC               COMMON           125269100   1,198    13,098 SH       SOLE                13,098
CONOCOPHILLIPS                  COMMON           20825C104  61,691   842,200 SH       SOLE               842,200
CONTINENTAL AIRLS INC           CL B             210795308   6,377   382,342 SH       SOLE               382,342
ENERGIZER HLDGS INC             COMMON           29266R108   4,833    60,000 SH       SOLE                60,000
EXXON MOBIL CORP                COMMON           30231G102 219,023 2,821,283 SH       SOLE             2,821,283
HALLIBURTON CO                  COMMON           406216101  23,366   721,400 SH       SOLE               721,400
INGERSOLL-RAND COMPANY LTD      CL A             G4776G101  32,370 1,038,500 SH       SOLE             1,038,500
INTERNATIONAL BUSINESS MACHS    COMMON           459200101 286,864 2,452,664 SH       SOLE             2,452,664
KING PHARAMACEUTICALS INC       COMMON           495582108   1,833   191,383 SH       SOLE               191,383
LAS VEGAS SANDS CORP            COMMON           517834107  15,318   424,200 SH       SOLE               424,200
LAZARD LTD                      SHS A            G54050102   5,225   122,200 SH       SOLE               122,200
NEWELL RUBBERMAID INC           COMMON           651229106   4,229   245,000 SH       SOLE               245,000
OCCIDENTAL PETE CORP DEL        COMMON           674599105   8,454   120,000 SH       SOLE               120,000
PFIZER INC                      COMMON           717081103  83,900 4,549,900 SH       SOLE             4,549,900
SANOFI AVENTIS                  SPONSORED ADR    80105N105   7,833   238,300 SH       SOLE               238,300
SPDR GOLD TR                    GOLD SHS         78463V107   5,530    65,000 SH       SOLE                65,000
TERRA INDS INC                  COMMON           880915103  15,241   518,400 SH       SOLE               518,400
WEATHERFORD INTERNATIONAL LTD   COMMON           G95089101   7,542   300,000 SH       SOLE               300,000
                                                           923,265